SUPPLEMENT DATED JUNE 13, 2025
TO

PROSPECTUS DATED MAY 1, 2008
FOR CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding changes to a Fund option that is available under your Policy.

Effective July 28, 2025, the name of the following Fund option will be changed:

Current Name	New Name

Neuberger Berman AMT Sustainable Equity Portfolio	Neuberger Berman AMT Quality Equity Portfolio

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.